36. Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2018
Related Party Transactions Tables Abstract
Related Party Transactions
		Assets		Liabilities			Revenue			Cost / Expense
Related parties / Nature of operation	12.31.2018	12.31.2017	12.31.2018	12.31.2017	12.31.2018	12.31.2017	12.31.2016	12.31.2018	12.31.2017	12.31.2016
Controlling shareholder
State of Paraná - dividends payable	-	-	112,196	85,710	-	-	-	-	-	-
CRC Transfer (Note 8)	1,445,042	1,516,362	-	-	188,797	90,712	188,918	-	-	-
"Luz Fraterna" Program (a)	10,353	168,405	-	-	-	-		-	-	-
2014 World Cup construction work (Note 15.1.2)	-	14,266	-	-	-	-		-	-	-
Morar Bem Paraná Program	-	261	-	-	-	1,165	5,502	-	-	-
Remuneration and employ social security charges assigned (b)	1,248	56	-	-	-	-		-	-	-
Telecommunication services (c)	15,788	28,750	-	-	41,375	40,396	29,763	-	-	-
Sistema Meteorológico do Paraná - Simepar (d)	-	-	181	-	-	-	-	(1,559)	(1,752)	(1,799)
.
Entities with significant influence
BNDES and BNDESPAR - dividends payable (e)	-	-	80,144	59,366	-	-	-	-	-	-
Financing (Note 22)	-	-	2,208,920	1,576,660	-	-	-	(131,379)	(140,537)	(149,794)
Debentures - Compagás (Note 23)	-	-	17,651	42,675	-	-	-	(2,625)	(5,242)	(2,883)
Debentures - wind farms (Note 23) (f)	-	-	268,286	281,448	-	-	-	(30,316)	(30,540)	(14,415)

State of Paraná investee
Sanepar (c) (g)	-	24	273	-	4,200	3,699	3,319	(5,227)	(1,783)	(1,455)
Use of water withdrawn from plants’ reservoirs	144	-	-	-	-	-	-	-	-	-
Dividends	-	12,095	-	-	-	-	-	-	-	-

Joint ventures
Voltalia São Miguel do Gostoso (Note 15.4)	-	38,169	-	-	294	3,513	3,509	-	-	-
Dividends	1,032	1,032	-	-	-	-	-	-	-	-

Caiuá Transmissora de Energia (h) (i) (j)	329	320	285	271	4,250	3,792	2,066	(14,869)	(13,700)	(15,595)
Dividends	3,316	1,991	-	-	-	-		-	-

Integração Maranhense Transmissora (h) (j)	-	-	58	43	-	-	-	(1,797)	(1,468)	(1,910)
Dividends	6,033	4,012	-	-	-	-	-	-	-	-

Matrinchã Transmissora de Energia (h) (j)	-	-	316	220	-	-	-	(9,514)	(6,636)	(4,043)
Dividends	21,470	36,840	-	-	-	-	-	-	-	-

Guaraciaba Transmissora de Energia (h) (j)	-	-	136	74	-	-	-	(4,475)	(3,202)	(966)
Dividends	15,869	11,541	-	-	-	-	-	-	-	-

Paranaíba Transmissora de Energia (h)	-	-	212	159	-	-	-	(6,595)	(3,642)	(283)
Dividends	8,544	7,093	-	-	-	-	-	-	-	-

Cantareira Transmissora de Energia (h)	-	-	170	-	-	-	-	(1,618)	-	-
Dividends	1,461	2,146	-	-	-	-	-	-	-	-

Mata de Santa Genebra Transmissão (h)	5,126	78	-	-	6,600	1,950	-	-	-	-
Dividends	-	3,264	-	-	-	-	-	-	-	-

Associates
Dona Francisca Energética S.A. (k)	-	-	1,436	1,436	-	-	-	(16,903)	(17,031)	(16,949)

Foz do Chopim Energética Ltda. (c) (h)	193	163	-	-	2,668	2,063	2,178	-	-	-
Dividends	18,071	-	-	-	-	-	-	-	-	-
Acquisition of power plant projects	-	-	19,461	-	-	-	-	-	-	-

Sercomtel S.A. Telecomunicações (c) (l)	2,226	3,778	-	-	8,051	8,153	8,210	(4)	(4)	(6)
.
Key management staff
Fees and social security charges (Note 32.2)	-	-	-	-	-	-	-	(27,368)	(28,876)	(26,021)
Pension and healthcare plans (Note 24.3)	-	-	-	-	-	-	-	(1,725)	(1,690)	(1,403)

Other related parties
Fundação Copel (c)	20	38	-	-	299	316	305	-	-	-
Administrative property rental	-	-	312	349	-	-	-	(15,396)	(16,347)	(13,519)
Pension and healthcare plans (Note 24.3)	-	-	968,763	866,103	-	-	-	-	-	-
.
Lactec (m)	-	-	1,601	1,762	-	-	-	(4,026)	(15,912)	(12,911)

Sureties and Guarantees Granted

			Date	Final	Amount	Balance	Interest	Amount
	Company	Operation	issued	maturity	approved	12.31.2018%		guarantees
(1)	Caiuá Transmissora	Financing	12.23.2013	02.15.2029	84,600	64,643	49.0	35,843
(2)	Guaraciaba Transmissora	Financing	09.28.2016	01.15.2031	440,000	510,075	49.0	191,133
(3)	Integração Maranhense	Financing	12.30.2013	02.15.2029	142,150	104,570	49.0	58,797
(4)	Mata de Santa Genebra	Financing	11.30.2017	07.15.2033	1,018,500	968,614	50.1	353,205
(5)	Matrinchã Transmissora	Financing	12.27.2013	05.15.2029	691,440	550,181	49.0	284,036
(6)	Matrinchã Transmissora	Debentures	05.15.2016	06.15.2029	180,000	203,327	49.0	97,740
(7)	Paranaíba Transmissora	Financing	10.21.2015	10.15.2030	606,241	559,720	24.5	143,925
(8)	Paranaíba Transmissora	Debentures	01.15.2017	03.15.2028	120,000	109,102	24.5	26,041
(9)	Voltália São Miguel do Gostoso Participações S.A. (a)	Debentures	01.15.2016	12.15.2028	57,000	49,424	49.0	26,569
(10)	Usina de Energia Eólica Carnaúba S.A. (a)	Financing	08.24.2015	11.15.2031	74,000	60,303	49.0	26,829
(11)	Usina de Energia Eólica Reduto S.A. (a)	Financing	08.24.2015	11.15.2031	70,000	56,547	49.0	26,827
(12)	Usina de Energia Eólica Santo Cristo S.A. (a)	Financing	08.24.2015	11.15.2031	74,000	59,234	49.0	25,220
(13)	Usina de Energia Eólica São João S.A. (a)	Financing	08.24.2015	11.15.2031	68,000	55,074	49.0	25,569
(14)	Cantareira Transmissora de Energia	Financing	12.28.2016	09.15.2032	426,834	471,449	49.0	208,101
(15)	Cantareira Transmissora de Energia	Debentures	01.09.2018	08.15.2032	100,000	107,059	49.0	49,000
								1,578,835
(a) Subsidiaries of Voltália São Miguel do Gostoso I Participações S.A.
Financial institution (fund provider):
BNDES: (1) (2) (3) (4) (5) (7) (10) (11) (12) (13) (14)
Allocation:
Investment Program and/or Working capital.
Endorsement/Security:
Provided by Copel Geração e Transmissão: (1) (3);
Provided by Copel: (2) (4) (5) (6) (7) (8) (9) (10) (11) (12) (13) (14) (15)
Securities offered for the transaction:
Pledge of shares of Copel Geração e Transmissão proportional to the interest in projects.

Performance Bonds

Performance bond	Final	Amount	% endorsement	Amount
Company	maturity	Insured	Copel GeT	endorsement
Matrinchã Transmissora	09.30.2019	90,000	49.0	44,100
Guaraciaba Transmissora	04.30.2020	47,000	49.0	23,030
Mata de Santa Genebra	11.29.2019	78,300	50.1	39,228
Cantareira Transmissora	08.31.2019	31,200	49.0	15,288
				121,646